UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:
Robinson Opportunistic Income Fund
(Class A: RBNAX)
(Class C: RBNCX)
(Institutional Class: RBNNX)

ANNUAL REPORT
December 31, 2015

Robinson Opportunistic Income Fund
A series of Investment Managers Series Trust

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Robinson Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015

Assets:
Receivable for Fund shares sold	$10,000
Total assets	10,000

Net Assets	$10,000

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,000
Net Assets	$10,000

Class A Shares:
Net assets applicable to shares outstanding	$2,500
Number of shares issued and outstanding	250
Redemption price[1]	$10.00
Maximum sales charge (5.75% of offering price)[2]	0.61
Maximum offering price to public	$10.61

Class C Shares:
Net assets applicable to shares outstanding	$2,500
Number of shares issued and outstanding	250
Redemption price[3]	$10.00

Institutional Class Shares:
Net assets applicable to shares outstanding	$5,000
Number of shares issued and outstanding	500
Redemption price	$10.00

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended December 31, 2015*

Capital Transactions:
Net proceeds from shares sold
Class A	$2,500
Class C	2,500
Institutional Class	5,000
Net increase in net assets from capital transactions	10,000

Total increase in net assets	10,000

Net Assets:
Beginning of period	-
End of period	$10,000

Capital Share Transactions:
Shares sold
Class A	250
Class C	250
Institutional Class	500
Net increase in capital share transactions	1,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2015

Note 1 – Organization
The Robinson Opportunistic Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund’s Class A, Class C, and Institutional Class shares commenced investment operations on December 31, 2015. The Fund did not earn any income or incur any expenses during the period ended December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Robinson Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Robinson Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2017, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for period ending three full fiscal years following the fiscal year in which such reimbursement occurred.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period ended December 31, 2015, the Fund did not incur any trustee fees.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund did not incur any fees for CCO services for the period ended December 31, 2015.

Note 4 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets attributable to Class A and Class C, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor. For the period ended December 31, 2015, HRC did not receive any sales charges or distribution fees pursuant to the wholesaling agreement.

Note 5 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

Robinson Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2015

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The Fund commenced operations on December 31, 2015, and held no investments at period end.

Note 8 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of the Robinson Opportunistic Income Fund

We have audited the accompanying statement of assets and liabilities of the Robinson Opportunistic Income Fund (the “Fund”), a series of Investment Managers Series Trust as of December 31, 2015, and the related statement of changes for the one day ended December 31, 2015. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Robinson Opportunistic Income Fund as of December 31, 2015, and the changes in its net assets for the one day ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 29, 2016

Robinson Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (800) 207-7108 or on the Fund’s website at www.libertystreetfunds.com. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	77	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - present).	77	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996-2014). Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006). Senior Vice President, Oppenheimer Management Company (1983-1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	77	None.
Interested Trustees:
John P. Zader [a]‡ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	77	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund.	77	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).

Robinson Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust
Maureen Quill [a] (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice-President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Terrance P. Gallagher, CPA, JD [a] (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (2004-2007).	N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009-2010). Vice President – Compliance, Morgan Stanley Investment Management (2000 -2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Robinson Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on December 9-10, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) with respect to the Robinson Opportunistic Income Fund series of the Trust (the “Fund”) for an initial two-year term. The Board and the Independent Trustees also approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”) with respect to the Fund for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that such approval is in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, from the Sub-Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the performance of a private fund managed by the Sub-Advisor using the same strategies it would use to manage the Fund that would be reorganized into the Fund (the “Private Fund”), compared to its benchmark, which is composed 20% of the MSCI All-World Equity Index and 80% of the Barclays Capital Global Bond Index, for various periods ended October 31, 2015; and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its Nontraditional Bond fund universe (the “Expense Universe”) and its High Yield Bond, Multisector Bond, Moderate Allocation, Tactical Allocation, Preferred Stock and Conservative Allocation fund universes. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board at other Board meetings during the year with respect to the Investment Advisor as the investment advisor of six other series of the Trust. Although the Board met by telephone with representatives of the Investment Advisor as part of its review, no representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s final consideration of the Fund Advisory Agreements.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

The Board noted that the Investment Advisor did not manage any other accounts or funds with the same investment strategies and investment style as those of the Fund and considered information regarding the performance of the Private Fund managed by the Sub-Advisor. The meeting materials indicated that the annualized total returns (net of fees) of the Private Fund, which commenced operations on December 31, 2010, were higher than the returns of its benchmark for the three-year and since inception periods. For the one-year period the total return of the Private Fund was below the return of the benchmark by 1.64%.

Robinson Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor as the investment advisor of six other series of the Trust, and considered the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board also considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and would oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management.

Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund. With respect to the advisory fee proposed to be paid by the Fund, the meeting materials indicated that the advisory fee (gross of fee waivers by the Investment Advisor) was above the median advisory fees of the funds in the Peer Group and the Expense Universe by 0.10% and 0.45%, respectively. In reviewing the Fund’s investment advisory fees the Board considered that 0.60% of the Fund’s 1.10% advisory fee would be paid to the Sub-Advisor; that the Private Fund and another private fund that would be reorganizing into the Fund were then paying the Sub-Advisor a 0.50% asset-based fee and 15% performance fee; and that the funds included in the Peer Group were selected from seven Morningstar fund universes, were managed using different types of investment strategies, and therefore had wide variation in their advisory fees and total expenses. The Board also considered that the Fund’s advisory fee was the same as the advisory fee for the Robinson Tax Advantaged Income Fund series of the Trust (the “Tax Advantaged Fund”), for which the Investment Advisor and the Sub-Advisor also serve as investment advisor and sub-advisor, respectively, and that the Sub-Advisor would manage the Fund’s asset using strategies similar to those of the Tax Advantaged Fund. The Board also noted that the Investment Advisor serves as investment advisor to six other series of the Trust, that its oversight responsibilities with respect to the Fund are similar to its responsibilities with respect to those other series, and that the Fund’s advisory fees are similar to the advisory fees charged by the Investment Advisor with respect to those other series.

With respect to the estimated total expenses to be paid by the Fund, the meeting materials indicated that the Fund’s proposed total expense ratio (net of fee waivers) was higher than the median total expenses of the funds in the Peer Group and Expense Universe by 0.18% and 0.45%, respectively. The Board considered, however, as noted above that the funds included in the Peer Group were selected from seven Morningstar fund universes, were managed using different types of investment strategies, and therefore had wide variation in their advisory fees and total expenses. The Board also noted that the Fund’s estimated asset size was smaller than the average net assets of funds in the Peer Group and the Expense Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Robinson Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations, taking into account estimated assets of $50 million, noting that the Investment Advisor anticipated waiving a significant portion of its advisory fees, and determined that the profit level was reasonable. The Board noted the potential benefits received by the Investment Advisor as a result of its relationship with the Fund (other than advisory fees paid to the Investment Advisor), including benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Robinson Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the services to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, the strategies proposed to be implemented by the Sub-Advisor in managing the Fund, as well as the performance of the Private Fund described above and the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources and personnel necessary to manage the Fund and would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and noted that although the fee was higher than the asset-based fees the Sub-Advisor receives from the Private Fund and another private fund that would be reorganized into the Fund, those private funds also pay the Sub-Advisor performance-based fees. The Board also observed that the Fund’s proposed sub-advisory fee rate was the same as the sub-advisory fee rate paid to the Sub-Advisor by the Tax Advantaged Fund. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Sub-Advisor to the Fund.

Robinson Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund (other than the receipt of sub-advisory fees), including any research made available to the Sub-Advisor by broker-dealers providing execution services to the Fund, the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Fund Advisory Agreements is in the best interests of the Fund and its shareholders and accordingly, approved the Fund Advisory Agreements.

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Robinson Opportunistic Income Fund
A series of Investment Managers Series Trust

Investment Advisor
 Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, NY 10005

Investment Sub-Advisor
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Pointe Farms, Michigan 48236

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Opportunistic Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Robinson Opportunistic Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-661-6691.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.” The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant. In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$1,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	03/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	03/10/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	03/10/16